Other non-current assets - Investments in convertible loans (Detail) - Convertible loans [member] - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non current assets investments in convertible loans [line items]
Convertible loan	€ 6,203	€ 2,750	€ 0
Total non-current assets	€ 6,203	€ 2,750	€ 0